Investments in Unconsolidated Affiliates - Selected Financial Information for Unconsolidated Affiliates (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets
Total assets	$ 12,344,084		$ 13,721,590	$ 10,974,288
Total liabilities	922,206		1,109,393	1,895,008
Accumulated other comprehensive loss	(496,143)		(571,313)
Retained earnings	(9,335)		757,678	(2,514,658)
Statements of Operations and Comprehensive Income
Operating expenses	2,162,520	2,003,122	10,753,120	9,589,162
Depreciation expense	41,440	43,309	169,182	116,218
Net income	(767,013)	(436,904)	3,272,336	888,611
Fair value adjustment of cash flow hedge	75,170		(571,313)
Comprehensive income	(767,372)	(481,664)	3,108,468	1,001,605
Equity Method Investee [Member]
Balance Sheets
Real estate, net of accumulated depreciation	63,767,823		64,110,432	28,895,100
Construction in progress	32,610		193,914	7,433,859
Total assets	68,119,405		69,248,426	37,631,562
Debt	55,621,834		54,832,478	11,961,097
Total liabilities	56,351,256		58,073,332	13,371,217
Partners capital	8,975,991		9,962,251	24,107,320
Accumulated other comprehensive loss	496,143		571,313
Retained earnings	2,296,015		1,784,156	153,025
Statements of Operations and Comprehensive Income
Rental revenues	2,367,668	1,247,746	6,076,912	617,949
Operating expenses	689,751	339,225	1,624,755	391,069
Depreciation expense	693,318	249,170	1,722,171	73,855
Interest expense	472,740	156,562	1,098,855
Net income	511,859	502,789	1,631,131	153,025
Fair value adjustment of cash flow hedge	75,170		(571,313)
Comprehensive income	$ 587,029	$ 502,789	$ 1,059,818	$ 153,025